Share of associates and joint ventures' profit (loss) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of associates [line items]
Net interest received (paid)	$ 9	$ 5	$ 14
Profit (loss) before taxation	597	193	619
Taxation	(208)	(62)	(250)
Profit (loss) after taxation	389	131	369
Share of associates and joint ventures' profit (loss)	119	78	168
Joint ventures
Disclosure of associates [line items]
Net impairment reversal of investments in joint ventures	0	6	6
Associates
Disclosure of associates [line items]
Net impairment reversal of investments in associates	0	10	23
Associates | Joint ventures
Disclosure of associates [line items]
Revenue	319	297	616
Operating costs and other expenses	(174)	(227)	(452)
Net interest received (paid)	6	5	10
Profit (loss) before taxation	151	75	174
Taxation	(32)	(13)	(35)
Profit (loss) after taxation	119	62	139
Share of associates and joint ventures' profit (loss)	$ 119	$ 78	$ 168